Collection Period Ended 30-Nov-2012
Principal Note
Payment Factor
0.00 0.000000
40,400,554.91 0.000000
1,333,720.78 0.997043
0.00 1.000000
41,734,275.69
Interest & Principal
Payment
0.00
40,411,974.80
1,653,179.11
134,708.33
$42,199,862.24
Total
$465,586.55
Class A-3 Notes 0.850000% 319,458.33 0.708333 3.665586
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Class A-1 Notes 0.216670% 0.00 0.000000 0.000000
Class A-2 Notes
0.318000% 11,419.89 0.024349 86.166258
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Yield Supplement Overcollateralization Amount 53,171,320.50 22,180,141.36 20,855,808.92
Pool Balance
1,691,640,220.36
755,038,878.11
711,980,269.98
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance 1,638,468,899.86 732,858,736.75 691,124,461.06
Class A-4 Notes
132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Total Note Balance
1,547,500,000.00
623,900,554.91
582,166,279.22
Class A-2 Notes 469,000,000.00 40,400,554.91 0.00 86.141908
Class A-3 Notes 451,000,000.00 451,000,000.00 449,666,279.22 2.957252
Balance Balance Balance Face Amount
Class A-1 Notes 495,000,000.00 0.00 0.00 0.000000
1-m Libor 0.208000%
Summary
Initial Beginning Ending Principal per $1000
32
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Nov-2012 15-Dec-2012 30/360 Days 30
Distribution Date
17-Dec-2012
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Nov-2012 17-Dec-2012 Actual/360 Days
Collection Period (from... to) 1-Nov-2012 30-Nov-2012
Determination Date 13-Dec-2012
Record Date 14-Dec-2012
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 17
0.00 0.00 0.00
41,734,275.69 Aggregate Principal Distributable Amount 41,734,275.69 0.00
Priority Principal Distributable Amount
0.00 0.00 0.00
Regular Principal Distributable Amount 41,734,275.69 41,734,275.69 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
Interest Distributable Amount Class A Notes 465,586.55 465,586.55 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
thereof on Class A-1 Notes
0.00 0.00 0.00
thereof on Class A-2 Notes 11,419.89 11,419.89 0.00
Monthly Interest Distributable Amount 465,586.55 465,586.55 0.00
Total Servicing Fee 629,199.07 629,199.07 0.00
Total Trustee Fee
Total Distribution
45,175,660.47
Distribution Detail
Due Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
45,175,660.47
(9) Excess Collections to Certificateholders 2,346,599.16
Investment Earnings 64.31 (6) Regular Principal Distributable Amount 41,734,275.69
Available Collections
45,175,660.47 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds 8,409.91 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
112,285.95
(3) Interest Distributable Amount Class A Notes
465,586.55
Principal Collections 42,731,257.14 (1) Total Servicing Fee 629,199.07
Interest Collections 2,323,643.16 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
4,096,172.25
Investment Earnings
Net Investment Earnings on the Reserve Fund
Notice to Investors
5.24
Net Investment Earnings on the Collection Account 59.07
Investment Earnings for the Collection Period 64.31
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 5.24
minus Net Investment Earnings 5.24
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance
Reserve Fund and Investment Earnings
755,038,878.11 43,053
Pool Balance beginning of Collection Period
62,088
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.171%
Principal Recoveries 110,694.63
Principal Net Losses 208,033.53
Cumulative Principal Net Losses 2,887,753.96
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
327,350.99
Principal Net Liquidation Proceeds
8,622.83
91-120 Days Delinquent 364,173.54 14 0.05%
Total 711,980,269.98 41,908 100.00%
31-60 Days Delinquent 4,249,870.45 203 0.60%
61-90 Days Delinquent 1,232,659.94 52 0.17%
Percentage
Current 706,133,566.05 41,639 99.18%
Weighted Average Seasoning (months) 13.28 29.54
Delinquency Profile *
Amount Number of Receivables
As of Cutoff Date Current
Weighted Average APR 3.62% 3.61%
Weighted Average Number of Remaining Payments 45.89 32.20
Pool Balance end of Collection Period 711,980,269.98 41,908
Pool Factor
42.09%
Principal Collections attributable to Full Pay-offs
14,239,027.80
Principal Purchase Amounts
0.00
Principal Gross Losses 327,350.99
Principal Collections 28,492,229.34
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36